Annual Total Returns - FidelitySystematicMunicipalBondIndexETF-PRO - FidelitySystematicMunicipalBondIndexETF-PRO - Fidelity Systematic Municipal Bond Index ETF - Fidelity Systematic Municipal Bond Index ETF
Apr. 07, 2025
Bar Chart Table:
Annual Return, Inception Date	Jul. 11, 2019
Annual Return 2020	3.10%
Annual Return 2021	1.27%
Annual Return 2022	(9.42%)
Annual Return 2023	5.92%
Annual Return 2024	1.30%